Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Group's Intangible Assets

The following table summarizes the Group’s intangible assets:

	December 31,
	2011	2012
	RMB	RMB

Gross carrying amount
Software	1,601	4,235
Technology	—	9,962
Domain name	11,504	11,477

Total of gross carrying amount	13,105	25,674

Less: accumulated amortization
Software	(902)	(1,808)
Technology	—	(1,659)
Domain name	(1,389)	(2,176)

Total of accumulated amortization	(2,291)	(5,643)

Less: impairment
Software	—	(550)

Intangible assets, net	10,814	19,481

Schedule of Estimated Amortization Expenses

The estimated amortization expenses for each of the following five years are as follows:

	Domain name	Technology	Software
	RMB	RMB	RMB
2013	784	1,992	888
2014	784	1,992	569
2015	762	1,992	381
2016	754	1,992	38
2017	754	335	1

Schedule of Weighted Average Amortization Periods of Intangible Assets

The weighted average amortization periods of intangible assets as of December 31, 2011 and 2012 are as below:

December 31,
	2011	2012

Domain name	15 years	15 years
Technology	—	5 years
Software	5 years	3 years